LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LONG-TERM INVESTMENTS
Long-term investments	$ 220,047	$ 225,910
Related parties | Jiangsu Yitong
LONG-TERM INVESTMENTS
Equity method investments	134,971	130,457
Related parties | Huaying Fund I
LONG-TERM INVESTMENTS
Equity method investments	4,205	4,772
Related parties | Huaying Fund II
LONG-TERM INVESTMENTS
Equity method investments	25,246	26,332
Shenzhen Yunding Information Technology Co., Ltd. (Yunding)
LONG-TERM INVESTMENTS
Available-for-sale investments	8,764	9,175
Others
LONG-TERM INVESTMENTS
Available-for-sale investments	8,618	8,991
Orca Semiconductor Ltd
LONG-TERM INVESTMENTS
Available-for-sale investments		8,500
Sifive, Inc. ("Sifive")
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	13,863	13,863
AliveCor, Inc. ("Alivecor")
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	3,564	3,564
Promaxo, Inc.
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	7,293	7,293
Others
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	6,122	5,966
Equity method investments	6,655	6,327
Hyperfine Inc.
LONG-TERM INVESTMENTS
Equity securities with readily determinable fair value Hyperfine Inc.	$ 746	$ 670